OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Committed time charter revenues	A summary for the years ended December 31, 2024, 2023, and 2022 is shown below:

(in thousands of $)	2024	2023	2022
Vessel operating revenues(1)	356,349	371,022	347,917
(1) Vessel operating revenue includes $1.4 million EUA revenues arising under the time charter agreements with charterers, as further described in Note 2: Summary of Significant Accounting Policies.
The minimum contractual undiscounted cashflow under non-cancellable operating leases to be received on time charters in respect of our Fleet as of December 31, 2024, were as follows;

(in thousands of $)
2025	262,928
2026	280,731
2027	198,336
2028	185,159
2029	213,889
Thereafter	675,243
Total	1,816,286